Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Leasehold improvements	4,758,936	4,758,936	680,519
Office equipment and furniture	5,707,482	5,709,799	816,491
Motor vehicles	813,577	1,661,721	237,623
Total property and equipment	11,279,995	12,130,456	1,734,633
Less: Accumulated depreciation and amortization	10,733,082	10,732,962	1,534,794
Less: Impairment	85,551	150,926	21,582
Property and equipment, net	461,362	1,246,568	178,257

Schedule of Impairment of Property and Equipment

The following table presents movement of impairment of property and equipment:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	40,163	49,987	85,551	12,234
Accrual	43,923	37,773	73,240	10,473
Write off	(34,099)	(2,209)	(7,865)	(1,125)
Balance at the end of the year	49,987	85,551	150,926	21,582